Document and Entity Information	Aug. 31, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001759425
Document Type	8-K/A
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	Mirum Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38981
Entity Tax Identification Number	83-1281555
Entity Address, Address Line One	950 Tower Lane
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	667-4085
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	MIRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On September 5, 2023, Mirum Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”) reporting the Company’s completion of the acquisition of substantially all of the assets of Travere Therapeutics, Inc. (“Travere”) that are primarily related to the development, manufacture (including synthesis, formulation, finishing or packaging) and commercialization of Chenodal and Cholbam (also known as Kolbam) (such assets, the “Bile Acid Business”) pursuant to an Asset Purchase Agreement, dated July 16, 2023, by and between the Company and Travere (such transaction, the “Acquisition”). In connection with and immediately prior to the closing of the Acquisition, the Company completed a private placement of 8,000,000 shares of its common stock at a price per share of $26.25, resulting in aggregate net proceeds of approximately $202.2 million (the “PIPE”). The Company is filing this amendment to the Original 8-K (“Amendment”) to amend and supplement the Original 8-K to include historical financial statements of the Bile Acid Business and pro forma financial information as required by Items 9.01(a) and 9.01(b), respectively, of Form 8-K and that were excluded from the Original 8-K in reliance on the instructions to such items. Except as noted in this paragraph, no other information contained in the Original 8-K is amended or supplemented. This Amendment should be read together with the Original 8-K.